FINANCIAL INSTRUMENTS (Details 12) - Fixed Rate Notes [Member] - Liquidity risk [member] - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Closing Balance	R$ 22,204,604	R$ 15,030,441
Fair value	R$ 19,584,985	R$ 12,825,475